Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ (1,044)	¥ 1,906
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ (1,044)	¥ 1,906